Cover	Jul. 22, 2021	Apr. 22, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 22, 2021
Entity Registrant Name	COLONY BANKCORP, INC
Entity Incorporation, State or Country Code	GA
Entity File Number	000-12436
Entity Tax Identification Number	58-1492391
Entity Address, Address Line One	115 South Grant Street
Entity Address, City or Town	Fitzgerald
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31750
City Area Code	229
Local Phone Number	426-6000
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	CBAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0000711669
Amendment Flag		false